Other Income (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Component of Other Income, Nonoperating [Abstract]
Other	$ 20	$ (5)	$ 3
Total other income	43	6	53
Land [Member]
Component of Other Income, Nonoperating [Abstract]
Gain on disposal of land	$ 23	$ 11	$ 50